NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Notes To Consolidated Statements Of Cash Flows
Right-of-use assets	¥ 102	¥ 4,081
Lease liabilities	¥ 102	¥ 4,081